Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 19, 2012
Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep. 19, 2012
Tortoise MLP & Pipeline Fund (Prospectus Summary) | Tortoise MLP & Pipeline Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TORTX
Tortoise MLP & Pipeline Fund (Prospectus Summary) | Tortoise MLP & Pipeline Fund | C Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TORCX
Tortoise MLP & Pipeline Fund (Prospectus Summary) | Tortoise MLP & Pipeline Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TORIX